Financial instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Other liabilities		$ 601,715
Other liabilities		(601,715)
Other liabilities net	$ 0	601,715
Other liabilities net	0	(601,715)
Level 1 Member
Statement [Line Items]
Other liabilities		0
Other liabilities		0
Other liabilities net	0	0
Other liabilities net	0	0
Level 3 Member
Statement [Line Items]
Other liabilities		601,715
Other liabilities		(601,715)
Other liabilities net	0	601,715
Other liabilities net	0	(601,715)
Level 2 Member
Statement [Line Items]
Other liabilities		0
Other liabilities		0
Other liabilities net	0	0
Other liabilities net	$ 0	$ 0